Business Combination - 2016 Acquisitions, Consideration (Details) - CNY (¥) ¥ / shares in Units, ¥ in Thousands	1 Months Ended	12 Months Ended
	Jan. 31, 2016	Dec. 31, 2016	Dec. 31, 2015
Consideration:
Gain on deemed disposal of equity method investments		¥ 9,551	¥ 224,148
Suzhou Zhongtong Express Ltd. ("Suzhou ZTO") | 2016 Acquisitions of Network Partners
Consideration:
Interest acquired (as a percent)	40.00%
Cash	¥ 30,660
Total consideration	60,726
Goodwill acquired	65,892
Fair value of the Group's existing equity interests at the time of acquisition	91,089
Gain on deemed disposal of equity method investments	¥ 9,551
Suzhou Zhongtong Express Ltd. ("Suzhou ZTO") | 2016 Acquisitions of Network Partners | Ordinary shares
Consideration:
Ordinary shares issued as part of consideration (in shares)	600,000
Share price (in dollars per share)	¥ 50.11